Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 3,893	$ 10,705
Premises and equipment, net	2,775	2,653
Other assets	6,757	4,762
Total Assets	792,350	554,115
Subordinated debt	7,966	7,933
Stockholders’ equity	44,793	34,789
Total Liabilities and Stockholders’ Equity	792,350	554,115
Parent Company [Member]
Cash and cash equivalents	284	676
Investment in Quaint Oak Bank	50,966	40,556
Premises and equipment, net	1,432	1,474
Other assets	77	16
Total Assets	52,759	42,722
Subordinated debt	7,966	7,933
Stockholders’ equity	44,793	34,789
Total Liabilities and Stockholders’ Equity	$ 52,759	$ 42,722